Statements of Changes in Stockholders' Deficit - Genesis Unicorn Capital Corp [Member] - USD ($)		Common Stock Class A [Member]	Common Stock Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Shareholders' Equity [Member]
Beginning balance value at Feb. 22, 2021
Beginning balance, shares at Feb. 22, 2021
Net loss					(16,778)	(16,778)
Issuance of Class B common stock to Sponsor	[1]		$ 216	24,784		25,000
Issuance of Class B common stock to Sponsor, shares	[1]		2,156,250
Ending balance value at Dec. 31, 2021			$ 216	24,784	(16,778)	8,222
Ending balance, shares at Dec. 31, 2021			2,156,250
Deferred underwriting commission				(2,803,125)		(2,803,125)
Net loss					(160,858)	(160,858)
Sale of Units in Initial Public Offering, net of offering costs		$ 863		84,677,946		84,678,809
Sale of Units in Initial Public Offering, net of offering costs, shares		8,625,000
Class A Common Stock subject to possible redemption		$ (863)		(87,542,887)		(87,543,750)
Class A Common Stock subject to possible redemption, shares		(8,625,000)
Sale of Private Placement Units		$ 38		3,773,272		3,773,310
Sale of Private Placement Units, shares		377,331
Representative shares		$ 4		(4)
Representative shares, shares		43,125
Re-classification				1,870,014	(1,870,014)
Ending balance value at Mar. 31, 2022		$ 42	$ 216		(2,047,650)	(2,047,392)
Ending balance, shares at Mar. 31, 2022		420,456	2,156,250
Beginning balance value at Dec. 31, 2021			$ 216	24,784	(16,778)	8,222
Beginning balance, shares at Dec. 31, 2021			2,156,250
Ending balance value at Jun. 30, 2022		$ 42	$ 216		(2,201,280)	(2,201,022)
Ending balance, shares at Jun. 30, 2022		420,456	2,156,250
Beginning balance value at Dec. 31, 2021			$ 216	24,784	(16,778)	8,222
Beginning balance, shares at Dec. 31, 2021			2,156,250
Deferred underwriting commission				(2,803,125)		(2,803,125)
Remeasurement of Class A common stock to redemption amount					(754,044)	(754,044)
Net loss					(519,798)	(519,798)
Sale of Units in Initial Public Offering, net of offering costs		$ 863		84,677,946		84,678,809
Sale of Units in Initial Public Offering, net of offering costs, shares		8,625,000
Class A Common Stock subject to possible redemption		$ (863)		(87,542,887)		(87,543,750)
Class A Common Stock subject to possible redemption, shares		(8,625,000)
Sale of Private Placement Units		$ 38		3,773,272		3,773,310
Sale of Private Placement Units, shares		377,331
Representative shares		$ 4		(4)
Representative shares, shares		43,125
Re-classification				1,870,014	(1,870,014)
Ending balance value at Dec. 31, 2022		$ 42	$ 216		(3,160,634)	(3,160,376)
Ending balance, shares at Dec. 31, 2022		420,456	2,156,250
Beginning balance value at Mar. 31, 2022		$ 42	$ 216		(2,047,650)	(2,047,392)
Beginning balance, shares at Mar. 31, 2022		420,456	2,156,250
Net loss					(153,630)	(153,630)
Ending balance value at Jun. 30, 2022		$ 42	$ 216		(2,201,280)	(2,201,022)
Ending balance, shares at Jun. 30, 2022		420,456	2,156,250
Beginning balance value at Dec. 31, 2022		$ 42	$ 216		(3,160,634)	(3,160,376)
Beginning balance, shares at Dec. 31, 2022		420,456	2,156,250
Remeasurement of Class A common stock to redemption amount					(521,015)	(521,015)
Net loss					(507,117)	(507,117)
Ending balance value at Mar. 31, 2023		$ 42	$ 216		(4,188,766)	(4,188,508)
Ending balance, shares at Mar. 31, 2023		420,456	2,156,250
Beginning balance value at Dec. 31, 2022		$ 42	$ 216		(3,160,634)	(3,160,376)
Beginning balance, shares at Dec. 31, 2022		420,456	2,156,250
Ending balance value at Jun. 30, 2023		$ 42	$ 216		(5,755,919)	(5,755,661)
Ending balance, shares at Jun. 30, 2023		420,456	2,156,250
Beginning balance value at Mar. 31, 2023		$ 42	$ 216		(4,188,766)	(4,188,508)
Beginning balance, shares at Mar. 31, 2023		420,456	2,156,250
Remeasurement of Class A common stock to redemption amount					(1,817,679)	(1,817,679)
Net loss					250,526	250,526
Ending balance value at Jun. 30, 2023		$ 42	$ 216		$ (5,755,919)	$ (5,755,661)
Ending balance, shares at Jun. 30, 2023		420,456	2,156,250

[1]	On November 19, 2021, the Company cancelled 718,750 shares of Class B common stock, resulting in an aggregate of 2,156,250 Founder Shares of Class B common stock issued and outstanding, of which 281,250 shares were subject to forfeiture. All shares and associated amounts have been retroactively restated to reflect the surrender of these shares.